Earnings Per Share (Schedule Of Potentially Dilutive Securities Excluded From Computation Of Earnings Per Share) (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	31,003	7,561,814	7,532,558	6,597,923
Preferred Operating Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	0	1,428	0	1,428
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	31,003	22,253	31,003	22,253
Unvested Stock Awards Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	0	888	1,555	321
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	0	3,787,245	3,750,000	3,305,673
Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	0	3,750,000	3,750,000	3,268,248